Selected Quarterly Data Selected Quarterly Data (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Summary Of Selected Quarterly Data
The following table represents unaudited selected quarterly financial data for the two years ended December 31, 2012. Beginning with quarter ended December 31, 2011, the selected quarterly financial data includes the results of ECP, which was acquired effective October 1, 2011. The operating results for any quarter are not necessarily indicative of the results for any future period.

	Quarter Ended
(In thousands, except per share data)	Mar. 31	Jun. 30	Sep. 30	Dec. 31
2011
Revenue	$786,648	$759,684	$783,898	$939,632
Gross margin(1)	343,646	322,236	334,322	391,789
Operating income(1)	107,371	78,486	85,488	90,138
Net income(2)	58,182	46,706	49,231	56,145
Basic earnings per share(3)	$0.20	$0.16	$0.17	$0.19
Diluted earnings per share(3)	$0.20	$0.16	$0.17	$0.19

	Quarter Ended
(In thousands, except per share data)	Mar. 31	Jun. 30	Sep. 30	Dec. 31
2012
Revenue	$1,031,777	$1,006,531	$1,016,707	$1,067,915
Gross margin(1)	447,383	421,931	409,705	445,121
Operating income(1)	133,608	108,567	91,434	104,344
Net income(2)	80,991	63,998	54,048	62,188
Basic earnings per share(3)	$0.28	$0.22	$0.18	$0.21
Diluted earnings per share(3)	$0.27	$0.21	$0.18	$0.21

(1)
Gross margin and operating income during the quarters ended March 31, 2012, June 30, 2012, September 30, 2012 and December 31, 2012 include gains of $8.3 million, $8.4 million, $0.5 million and $0.7 million, respectively, resulting from lawsuit settlements with certain of our aftermarket product suppliers as discussed in Note 8, "Commitments and Contingencies."

(2)
Net income during the quarters ended June 30, 2011 and December 31, 2011 includes a gain of $1.6 million and a loss of $0.2 million, respectively, for changes in fair value of our contingent consideration liabilities. The quarters ended March 31, 2012 and December 31, 2012 include gains for changes in fair value of our contingent consideration liabilities of $1.3 million and $0.2 million, respectively, while the quarters ended June 30, 2012 and September 30, 2012 include losses of $1.2 million and $1.9 million, respectively. See Note 7, "Fair Value Measurements," for further information on these changes in fair value of the contingent consideration obligations recorded in earnings during the periods.

(3)
The sum of the quarters may not equal the total of the respective year's earnings per share on either a basic or diluted basis due to changes in weighted average shares outstanding throughout the year.